Segment information - Schedule of net sales to external customers and non-current assets by country (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical information
Net sales	€ 19,889	€ 19,220	€ 21,138
Non-current assets	9,885	8,658
Finland
Geographical information
Net sales	1,615	2,060	1,192
Non-current assets	1,658	1,476
United States
Geographical information
Net sales	5,871	5,032	5,328
Non-current assets	5,736	4,493
India
Geographical information
Net sales	1,528	1,366	2,832
Great Britain
Geographical information
Net sales	683	635	757
France
Geographical information
Non-current assets	1,504	1,647
Other
Geographical information
Net sales	10,192	10,127	€ 11,029
Non-current assets	€ 987	€ 1,042